Other reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of reserves within equity [line items]
Beginning balance, Equity	$ 1,743,556	[1]	$ 1,224,191		$ 1,430,319
Other comprehensive income	72,510		(28,310)		94,411
Recognition of share-based payment expense	13,423		13,003		7,216
Ending balance, Equity	1,358,648		1,743,556	[1]	1,224,191
Other reserves
Disclosure of reserves within equity [line items]
Beginning balance, Equity	(842,911)		(485,505)		(587,155)
Other comprehensive income	59,370		(22,557)		94,434
Recognition of share-based payment expense	13,423		13,003		7,216
SBP reserve converted to share capital	(88,469)		(342,768)
Other reclassifications related to share based payment	(2,835)		(5,084)
Ending balance, Equity	(861,422)		(842,911)		(485,505)
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity	(3)		(6)		(6)
Other comprehensive income			3
Ending balance, Equity	(3)		(3)		(6)
Restructuring reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity	4,019		4,019		4,019
Ending balance, Equity	4,019		4,019		4,019
Share- based payment reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity	176,698		511,547		504,331
Recognition of share-based payment expense	13,423		13,003		7,216
SBP reserve converted to share capital	(88,469)		(342,768)
Other reclassifications related to share based payment	(2,835)		(5,084)
Ending balance, Equity	98,817		176,698		511,547
Loss on transactions between owners
Disclosure of reserves within equity [line items]
Beginning balance, Equity	(840,359)		(840,359)		(840,359)
Ending balance, Equity	(840,359)		(840,359)		(840,359)
Foreign exchange translation reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity	(183,266)		(160,706)		(255,140)
Other comprehensive income	59,370		(22,560)		94,434
Ending balance, Equity	$ (123,896)		$ (183,266)		$ (160,706)

[1]	Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).